Changes in accounting policies (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of financial statement line items from IAS 17 to IFRS 16 [Abstract]
Right-of-use assets	$ 560,099	$ 0
Short-term leases liabilities	(60,578)	0
Long-term lease liabilities	(526,781)	0
Total		0
Recognition exemption:
Leases with a remaining term of less than 12 months	(121,847)
Total lease liabilities recognized under IFRS 16 at January 1, 2019	$ 587,359	0
IFRS 16 Leases [Member]
IFRS 16 Leases [Abstract]
Percentage of weighted average incremental borrowing rate applied to lease liabilities recognised	11.10%
Reconciliation of financial statement line items from IAS 17 to IFRS 16 [Abstract]
Right-of-use assets		667,230
Short-term leases liabilities		(62,895)
Long-term lease liabilities		(604,335)
Total		0
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Total operating lease commitments disclosed at 31 December 2018		933,885
Leases identified in the evaluation under IFRS 16		175,324
Total operating lease commitments		1,109,209
Recognition exemption:
Leases with a remaining term of less than 12 months		(12,297)
Operating lease liabilities before discounting		1,096,912
Discounted using incremental borrowing rate		(429,682)
Finance lease obligations		667,230
Total lease liabilities recognized under IFRS 16 at January 1, 2019		667,230
IFRS 16 Leases [Member] | Remeasurement [Member]
Reconciliation of financial statement line items from IAS 17 to IFRS 16 [Abstract]
Right-of-use assets		667,230
Short-term leases liabilities		(62,895)
Long-term lease liabilities		(604,335)
Total		$ 0